Stockholders' Equity	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Stockholders' Equity.
Stockholders' Equity

Note 6: Stockholders’ Equity

Preferred Stock

As previously disclosed by the Company, in September 2016, the founding shareholders of the Company were granted options to acquire preferred stock of the Company. The number of options granted were based upon the number of shares held at that time.  These options are nontransferable and forfeited upon the sale of the related founding shares of common stock.  Upon the occurrence of certain specified events, such founding shareholders could exercise each option to purchase one share of preferred stock of the Company for $0.0001 per share. The preferred stock that is the subject of such options does not include any rights to dividends or preference upon liquidation of the Company and is convertible into shares of common stock on a one-for-one basis.The options became exercisable to purchase shares of preferred stock upon the Asset Sale in January 2020.  As of the date of this filing, options exercisable for up to 24,634,560 shares of preferred stock convertible into 24,634,560 shares of common stock are outstanding. The right to exercise the options terminates on December 31, 2023. As stated above, the amount of such options, and the number of shares of preferred stock issuable upon exercise of such options, is based upon the number of shares of common stock held by such founding shareholders at the time such options were issued. Accordingly, in order to confirm the original intent of the granting of up to 50,000,000 of such options to two of our founding shareholders, Scott W. Absher and Stephen Holmes, at some point in the future the Company intends to adopt a second grant of options, exercisable upon the occurrence of certain specified events, granting an additional 12,500,000 options to each of Scott W. Absher and Stephen Holmes whereby each option permits the holder to acquire one share of preferred stock of the Company for $0.0001 per share.  Each share of preferred stock will be convertible into common stock on a one-for-one basis.

Common Stock and Warrants

On December 17, 2019, the Company effected a 1 for 40 reverse stock split. All common shares and common share equivalents are presented retroactively to reflect the reverse split.

During the three and six months ended February 29, 2029, the Company issued the following common shares

•

185,768 shares of Common Stock were issued for the conversion of 2,187,000 of June 2018 Notes, December 2018 Notes, March 2019 Notes, and December 2019 Notes payable and $79,000 of related default interest payable.

•	21,750 shares of Common Stock valued at $200,000 was issued as an inducement to exchange $2.7 million of March 2019 Notes for $2.9 million of December 2019 Exchange Notes.
•	856 shares of Common Stock were issued to two directors for services valued at $7,000.

During the three and six months ended February 29, 2019

The following tables summarize our warrants outstanding as of February 29, 2020:

		Weighted
		average	Weighted
	Number	remaining	average
	of	life	exercise
	shares	(years)	price
Warrants outstanding, August 31, 2019	107,409	4.3	$83.21
Issued	53,273	4.0	40.00
(Cancelled)	(29,124)	3.8	$40.00
Warrants outstanding, February 28, 2019	131,558	3.8	$47.71
Warrants exercisable, February 28, 2019	131,558	3.8	$47.71

The following tables summarize our warrants outstanding as of February 29, 2020:

		Weighted average
		life of
	Warrants	outstanding	Exercise
	Outstanding	warrants in years	price
March 2019 Warrants (1)	41,430	4.0	$40.00
Amended March 2019 Warrants (2)	66,288	4.0	40.00
March 2019 Services Warrants (3)	3,366	4.0	70.00
June 2018 Warrants (4)	12,552	3.8	40.00
June 2018 Services Warrants (5)	5,422	3.8	99.60
2017 PIPE Warrants	2,500	2.3	$276.00
	131,558	3.8	$47.71
(1)

Warrants have full-ratchet price reset provisions.  Issuance of certain securities below the then exercise price will result in a reduction of the exercise price and an increase in the warrants outstanding and exercisable. In March 2020 these warrants were exchanged for common shares and are no longer outstanding as of the date of this report.

(2)

Warrants include 13,015 March 2019 warrants that were amended in December 2019 to modify the exercise price to a fixed exercise price of $40.00 per share from $70 per share and an additional 53,273 warrants issued during the December 2019 Note exchange.

(3)	Warrants were issued for services rendered in March 2019.
(4)

Warrants were issued in conjunction with the June 2018 Note series and have price reset protection. The price was reset to $40 per share in December 2019. The difference in fair value of the change in exercise price of the June 2018 Warrants was valued using the binomial method and recorded to other expenses. Issuance of certain securities below the then exercise price will result in a reduction of the exercise price to the price or value of the shares issued or deemed to be issued.

(5)	Warrants were issued as compensation for services rendered in June 2018.

All warrants outstanding and exercise prices have been adjusted to reflect the 1:40 reverse split.

Note 10: Stockholders’ Equity

Preferred Stock

In September 2016, the Company issued options to purchase preferred stock at $0.0001 per share. This issuance was approved by its shareholders. The number of options is equal to the lesser of (a) the number of shares of common stock held by such shareholder on September 28, 2016, which accounts for approximately 25.6 million shares, or (b) the number of shares of common stock held by such shareholder on date of the shareholder’s exercise of the aforesaid option. The preferred stock that is the subject of such contingent option provides a right to elect a majority of the directors on the Board of Directors of the Corporation and does not include any rights to dividends, conversion to shares of common stock, or preference upon liquidation of the Corporation. The contingent option is exercisable only upon the acquisition of a 20% or greater voting interest in the Corporation by a party other than the founding shareholders, or prior to any proposed merger, consolidation (in which the Corporation’s common stock is changed or exchanged), or sale of at least 50% of the Corporation’s assets or earning power (other than a reincorporation). The right to exercise the option terminates on December 31, 2023.

Common Shares

During the year ended August 31, 2019, the Company issued 6,688 shares of common stock following the exercise of warrants and received gross proceeds of $660,000. During the year ended August 31, 2018, the Company issued 938 shares of common stock following the exercise of warrants with an exercise price of $80.00 and received gross proceeds of $75,000.

As described more fully in Note 9, during the year ended August 31, 2019, the Company issued 174,081 shares of common stock in satisfaction of principal and accrued interest following conversion of convertible notes into shares of common stock.

Issuances of common shares to directors for services

The Company awards shares of common stock to its independent directors under its 2017 Stock Option / Stock Issuance Plan (the “Plan”) as compensation for their services as directors. These awards are typically valued at market value on the date of the award. For the year ended August 31, 2019 the Company issued 4,985 shares valued at $263,000 to its directors.

Treasury Stock

In June 2019, the Company advanced $325,000 in cash to Steven Holmes, a significant shareholder and service provider to the Company. In July 2019, Mr. Holmes repaid the advance by returning 13,954 shares of Mr. Holmes common share holdings, valued at $23.28 per share in full settlement of the advance and which was the market value on the date of settlement. The shares were retired in fiscal 2019 in accordance with company policy. See also Note 12.

Common Stock Warrants

During the year ended August 31, 2018, the Company issued warrants to purchase 30,523 shares of common stock to investors in connection with the senior secured convertible notes, with exercise price of $99.60 per warrant with expiration date of 5 years and subject to down round price protection and reset the warrant price to $70.00 in 2019 concurrent with the March 2019 Note financing warrant issuance. The Company valued the warrants at issuance using the Lattice option-pricing model with the following assumptions: dividend yield of zero, years to maturity of 5 years, risk free rates of 2.78 percent, and annualized volatility of 120%. The Company valued the revised warrants on March 12, 2019 using the Lattice option-pricing model with the following assumptions: dividend yield of zero, years to maturity of 4.2 years, risk free rates of 2.41 percent, and annualized volatility of 122%.

During the year ended August 31, 2019, the Company issued warrants to purchase 74,390 shares of common stock in connection with the March 2019 Notes, with exercise price of $70.00 per warrant with expiration date of 5 years. The Company valued the issued warrants using the Black-Scholes option-pricing model at $52.80 per warrant with the following assumptions: dividend yield of zero, years to maturity of 5 years, risk free rates of 2.49%, and annualized volatility of 122%. The fair value of the warrants issued were incorporated into the financing loss and March 2019 Notes discount described in Note 9 above.

The following tables summarize the Company’s warrants outstanding as of August 31, 2019 and 2018:

		Weighted
		average	Weighted
	Number of	remaining	average
	shares	life (years)	exercise price
Warrants outstanding, August 31, 2017	64,887	1.5	$119.60
Issued	30,526	5.3	$99.60
(Exercised)	(938)	1.2	80.00
(Cancelled)	—	—	—
(Expired)	—	—	—
Warrants outstanding, August 31, 2018	94,475	2.13	$113.60
Issued	74,390	5.0	$70
(Exercised)	(6,688)	0.45	98.80
(Cancelled)	—	—	—
(Expired)	(54,761)	—	114.80
Warrants outstanding, August 31, 2019	107,416	4.42	$74.80

The following table summarizes information about warrants outstanding as of August 31, 2019:

			Weighted
			average
			life of
			outstanding
	Exercise	Warrants	warrants in
	price	Outstanding	years
March 2019 Notes Warrants	$70.00	74,390	4.6
June 2018 Notes Warrants	$70.00	30,526	3.8
2017 PIPE Warrants	$276.00	2,500	2.9
		107,416	4.4